Supplemental Equity and Comprehensive Income Information - Dividends (Details) - $ / shares	1 Months Ended	3 Months Ended											12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Equity and Comprehensive Income Information
Dividends that have been declared but paid in subsequent period (in dollars per share)	$ 1.025
Dividends declared in current period (in dollars per share)		$ 1.175	$ 1.175	$ 1.175	$ 1.175	$ 1.11	$ 1.11	$ 1.11	$ 1.11	$ 1.025	$ 1.025	$ 1.025	$ 4.70	$ 4.44	$ 3.075